UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

            Investment Company Act file number     811-00945
                                              ----------------------

                              Phoenix Equity Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.                    John R. Flores, Esq.
    Vice President, Chief Legal Officer,              Vice President
   Counsel and Secretary for Registrant        Litigation/Employment Counsel
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                        One American Row
            Hartford, CT 06102                      Hartford, CT 06102
   ---------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: June 30
                                                --------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                   JUNE 30, 2005



--------------------------------------------------------------------------------
        ANNUAL REPORT

          PHOENIX MID-CAP VALUE FUND

          PHOENIX WORLDWIDE STRATEGIES FUND

                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                               BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX EQUITY TRUST

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

     --------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     --------------------------------------------------------------------

      This report is not authorized for distribution to prospective investors in the Phoenix Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix Mid-Cap Value Fund and Phoenix Worldwide Strategies Fund, for the year ended June 30, 2005.(1)

      At mid-year, the United States economy is growing at a more moderate pace than we experienced in 2004. Inflation concerns seem to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the "Fed") has continued to tighten interest rates and instituted its ninth consecutive 25 basis point rate hike on June 30. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declining. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(2) Your Phoenix Fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 2005

(1) EFFECTIVE JUNE 30, 2005, PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND WAS RENAMED PHOENIX WORLDWIDE STRATEGIES FUND.

(2) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ................................................................     3

Phoenix Mid-Cap Value Fund ..............................................     5

Phoenix Worldwide Strategies Fund .......................................    14

Notes to Financial Statements ...........................................    27

Report of Independent Registered Public Accounting Firm .................    32

Board of Trustees' Consideration of Investment Advisory
 and Subadvisory Agreements .............................................    33

Results of Shareholder Meeting ..........................................    35

Fund Management Tables ..................................................    36

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI WORLD(SM) INDEX (NET)
A free float-adjusted market capitalization index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested.

PRICE-TO-EARNINGS RATIO (MULTIPLE)
A valuation measure calculated by dividing a stock's price by its current or projected earnings-per-share. The P/E ratio gives an idea of how much an investor is paying for current or future earnings power.

REITs (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL MIDCAP(R) INDEX
A market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) VALUE INDEX
A market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A half-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX MID-CAP VALUE FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM: DANIEL LEARY, BRUCE BOTTOMLEY AND MARK HELDERMAN

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Mid-Cap Value Fund has an investment objective of long-term capital growth. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED JUNE 30, 2005?

A: For the reporting period, the Fund's Class A shares returned 15.39%. For the same period, the Russell MidCap(R) Index, a broad-based equity index, returned 17.12%, and the Russell MidCap(R) Value Index, the Fund's style-specific benchmark, returned 21.80%. (Note: There is no one-year performance to report for the Fund's Class C shares (inception: 10/22/04)). All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU DESCRIBE THE EQUITY MARKET ENVIRONMENT FOR INVESTORS?

A: The past 12 months have been marked by a mixed economic picture: rising short-term interest rates, escalating oil prices, slowing corporate profits and mounting concerns over a possible housing bubble. The market's response was mixed, with value stocks outperforming growth, and small- and mid-cap stocks outperforming large-cap stocks. Investors responded with a preference for energy, financial and utility stocks.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: Looking back over the past 12 months, we are reasonably pleased with the performance of the Phoenix Mid-Cap Value Fund. Through March 31, 2005, the Fund was leading all market indices on a 12-month basis. In the second quarter of 2005, the portfolio trailed the very strong performance posted by its benchmark, the Russell MidCap(R) Value Index, as a number of our economic sensitive stocks declined. The second quarter underperformance pulled down year-to-date results, causing our 12-month performance versus the benchmark to lag.

      Strong performance in our utility and energy stocks (Premcor, Duke Energy, Oneok, NRG and First Energy) was offset by declines in the more economic sensitive issues (Lear, Packaging Corp. and Nova Chemicals). In addition, our typical minimal weighting in financials detracted significantly from relative performance, as it was the best performing sector in the Russell MidCap(R) Value Index, accounting for over 28% of the Index's performance. Laidlaw, the school bus company, which continues to march to its own restructuring drummer, had the most positive impact on the portfolio due to solid stock performance and its large weighting.

      During the 12 months, we sold our positions in three coal holdings ( Joy Global, Peabody Energy and Arch Coal) as their restructuring evolved and the stocks reached our price targets. In addition we sold our position in Premcor, which agreed to be acquired by Valero Energy, having realized over 150% appreciation since our initial purchase three years ago. We also sold our position in Goodyear (+100% in 18 months) as the stock reached our sell target. We recycled the proceeds into new restructuring ideas, poised to benefit from operational and financial restructuring under the leadership of smart, motivated management.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT 6 TO 12 MONTHS?

A: Looking ahead, we continue to see a mixed economic picture. Who could have imagined a year ago that the price of oil would be $60 a barrel and the 10-year Treasury note at 4%? While we are most concerned about rising oil prices (and consequent margin pressures) and a possible housing bubble, we believe the United States economy, and the rest of the world, will continue to slowly grow and provide an adequate setting for modest profit growth. We are impressed with the resilience of the economy in the face of $60-a-barrel oil, and we believe that the economic pause in March/April was due largely to an inventory correction and not a decline in end demand. Earlier in the year, we observed high inventories and softening prices in many industries (chemicals, paper, steel, autos), but this seems to be running its course and final demand in the economy is still growing. The consumer remains key, and despite escalating oil prices and high debt levels, job growth looks good and consumer confidence remains high. Not that we are off to the races again, rather, we expect to see this pattern of growth-pause continuing, which is typical of a maturing economic cycle.

      In summary, while we remain cautiously optimistic about the economy and the market, we believe our portfolio is well positioned with companies that are driving earnings through internal restructuring. While it will continue to be a challenging market, we see good stock-picking opportunities. There are always industries that are out of favor and companies in need of restructuring. This is where our expertise lies and we are constantly sharpening our pencils in search of uncovered "jewel" businesses with great management and significant 3-year earning power potential -- and selling at attractive valuation levels. We are confident in the long-term value of our patient, disciplined investment process.

                                                                       JULY 2005

THE  PRECEDING  INFORMATION  IS  THE  OPINION  OF  PORTFOLIO  MANAGEMENT.   PAST
PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Mid-Cap Value Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                          PERIODS ENDING 6/30/05
--------------------------------------------------------------------------------

                                                                     INCEPTION     INCEPTION
                                                1 YEAR    5 YEARS    TO 6/30/05       DATE
                                                ------    -------    ----------    ---------
Class A Shares at NAV(2)                        15.39%     17.82%       10.34%      12/30/97
Class A Shares at POP(3)                         8.76      16.44         9.48       12/30/97

Class C Shares at NAV(2)                           --         --        10.13       10/22/04
Class C Shares with CDSC(4)                        --         --         9.13       10/22/04

Russell MidCap(R) Index                         17.12       7.34       Note 5         Note 5

Russell MidCap(R) Value Index                   21.80      14.86       Note 6         Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 9.42% FOR CLASS A (SINCE 12/30/97) AND 18.63% CLASS C (SINCE 10/22/04).
(6) INDEX PERFORMANCE IS 10.38% FOR CLASS A (SINCE 12/30/97) AND 20.65% CLASS C (SINCE 10/22/04).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 6/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/30/97 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of Class C will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

         [GRAPHIC OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                Phoenix Mid-Cap      Russell Midcap(R)     Russell Midcap(R)
               Value Fund Class A      Value index              Index
12/30/1997           9425                 10000                 10000
06/30/1998           9811                 10788                 10999
06/30/1999           9293                 11395                 12243
06/30/2000           8687                 10494                 13790
06/29/2001          12159                 13005                 13922
06/28/2002          13241                 13255                 12637
06/30/2003          12208                 13170                 12970
06/30/2004          17095                 17228                 16782
06/30/2005          19726                 20983                 19654

For information regarding the indexes, see the glossary on page 3.

Phoenix Mid-Cap Value Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               Beginning           Ending      Expenses Paid
           Mid-Cap Value Fund                Account Value     Account Value       During
                 Class A                   December 31, 2004   June 30, 2005      Period*
----------------------------------------   -----------------   -------------   -------------
Actual                                        $  1,000.00       $  1,015.00       $   6.25

Hypothetical (5% return before expenses)         1,000.00          1,018.52           6.28

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JUNE 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 15.39%. AN INVESTMENT OF $1,000.00 AT JUNE 30, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JUNE 30, 2005, OF $1,153.90.

                                               Beginning           Ending      Expenses Paid
           Mid-Cap Value Fund                Account Value     Account Value       During
                 Class C                   December 31, 2004   June 30, 2005      Period*
----------------------------------------   -----------------   -------------   -------------
Actual                                        $  1,000.00       $  1,011.40       $   9.97

Hypothetical (5% return before expenses)         1,000.00          1,014.76          10.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

      ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JUNE 30, 2005. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 10.13%. AN INVESTMENT OF $1,000.00 AT OCTOBER 22, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JUNE 30, 2005, OF $1,101.30.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Mid-Cap Value Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT JUNE 30, 2005 (AS A PERCENTAGE OF NET ASSETS)(d)
--------------------------------------------------------------------------------
 1. Foot Locker, Inc.                              4.9%
 2. Duke Energy Corp.                              4.7%
 3. Koninklijke Ahold NV Sponsored ADR             4.3%
 4. Limited Brands, Inc.                           3.9%
 5. Packaging Corporation of America               3.9%
 6. Penney (J.C.) Co., Inc.                        3.7%
 7. Del Monte Foods Co.                            3.5%
 8. Allied Waste Industries, Inc.                  3.4%
 9. Hercules, Inc.                                 3.4%
10. SUPERVALU, Inc.                                3.3%

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        6/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

Consumer Discretionary          24%
Industrials                     17
Utilities                       16
Materials                       15
Consumer Staples                11
Energy                           1
Other                           16

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005

                                                     SHARES          VALUE
                                                    -------      -------------

DOMESTIC COMMON STOCKS--76.2%

AEROSPACE & DEFENSE--3.0%
Raytheon Co. ....................................   105,500      $   4,127,160

APPAREL RETAIL--8.7%
Foot Locker, Inc. ...............................   243,500          6,628,070
Limited Brands, Inc. ............................   244,700          5,241,474
                                                                 -------------
                                                                    11,869,544
                                                                 -------------

AUTO PARTS & EQUIPMENT--3.3%
Lear Corp. ......................................   123,300          4,485,654

COMMODITY CHEMICALS--1.4%
Methanex Corp. ..................................   116,147          1,912,941

DEPARTMENT STORES--3.7%
Penney (J.C.) Co., Inc. .........................    96,700          5,084,486

DIVERSIFIED CHEMICALS--3.4%
Hercules, Inc.(b) ...............................   321,100          4,543,565

ELECTRIC UTILITIES--2.9%
FirstEnergy Corp. ...............................    30,900          1,486,599
Reliant Energy, Inc.(b) .........................   196,300          2,430,194
                                                                 -------------
                                                                     3,916,793
                                                                 -------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.9%
Thomas & Betts Corp.(b) .........................   137,000          3,868,880

                                                     SHARES          VALUE
                                                    -------      -------------
ENVIRONMENTAL & FACILITIES SERVICES--6.4%
Allied Waste Industries, Inc.(b) ................   574,700      $   4,557,371
Waste Management, Inc. ..........................   147,600          4,182,984
                                                                 -------------
                                                                     8,740,355
                                                                 -------------

FOOD RETAIL--3.3%
SUPERVALU, Inc. .................................   139,000          4,532,790

GAS UTILITIES--3.6%
Atmos Energy Corp. ..............................    92,800          2,672,640
ONEOK, Inc. .....................................    66,700          2,177,755
                                                                 -------------
                                                                     4,850,395
                                                                 -------------

GENERAL MERCHANDISE STORES--2.7%
Big Lots, Inc.(b) ...............................   278,800          3,691,312

HOUSEWARES & SPECIALTIES--2.7%
Fortune Brands, Inc. ............................    41,100          3,649,680

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--9.0%
Duke Energy Corp. ...............................   213,400          6,344,382
Dynegy, Inc. Class A(b) .........................   637,700          3,099,222
NRG Energy, Inc.(b) .............................    72,900          2,741,040
                                                                 -------------
                                                                    12,184,644
                                                                 -------------

LEISURE PRODUCTS--2.9%
Brunswick Corp. .................................    90,100          3,903,132

                        See Notes to Financial Statements                      9

Phoenix Mid-Cap Value Fund

                                                     SHARES        VALUE
                                                    --------   -------------
METAL & GLASS CONTAINERS--3.0%
Crown Holdings, Inc.(b) .........................    284,700   $   4,051,281

OIL & GAS EQUIPMENT & SERVICES--1.2%
FMC Technologies, Inc.(b) .......................     50,500       1,614,485

PACKAGED FOODS & MEATS--3.5%
Del Monte Foods Co.(b) ..........................    437,400       4,710,798

PAPER PACKAGING--3.9%
Packaging Corporation of America ................    248,000       5,220,400

PROPERTY & CASUALTY INSURANCE--1.5%
Alleghany Corp.(b) ..............................      6,995       2,077,515

STEEL--0.2%
United States Steel Corp. .......................      9,400         323,078

TRUCKING--3.0%
Laidlaw International, Inc.(b) ..................    167,100       4,027,110
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $98,807,395)                                    103,385,998
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.1%

COMMODITY CHEMICALS--2.6%
NOVA Chemicals Corp. (United States) ............    118,400       3,618,304

FOOD RETAIL--4.3%
Koninklijke Ahold NV Sponsored
ADR (Netherlands)(b) ............................    711,700       5,821,706

HEAVY ELECTRICAL EQUIPMENT--1.2%
ABB Ltd. Sponsored ADR (Switzerland)(b) .........    245,200       1,586,444
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,631,419)                                     11,026,454
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--84.3%
(IDENTIFIED COST $110,438,814)                                   114,412,452
----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                    --------   -------------
SHORT-TERM INVESTMENTS--14.3%

COMMERCIAL PAPER--14.3%
UBS Finance Delaware LLC 3.37%, 7/1/05 ..........   $  2,625   $   2,625,000
Honeywell International, Inc. 3.25%, 7/5/05 .....      1,420       1,419,487
Bank of America Corp. 3.10%, 7/7/05 .............      2,200       2,198,864
Danske Corp. 3.06%, 7/8/05 ......................      3,180       3,178,108
Cargill, Inc. 3.17%, 7/13/05 ....................      2,025       2,022,860

Preferred Receivables Funding
Corp. 3.30%, 7/14/05 ............................      1,900       1,897,736

Govco, Inc. 3.10%, 7/18/05 ......................      2,450       2,446,397
ABN-AMRO NA Finance, Inc. 3.08%, 7/19/05 ........      1,050       1,048,383
Ranger Funding Co. LLC 3.16%, 7/20/05 ...........      2,595       2,590,672
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,427,523)                                     19,427,507
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $129,866,337)                                   133,839,959(a)

Other assets and liabilities, net--1.4%                            1,864,376
                                                               -------------
NET ASSETS--100.0%                                             $ 135,704,335
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,293,848 and gross depreciation of $3,430,173 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $129,976,284.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   Table excludes short-term investments.

10                      See Notes to Financial Statements

Phoenix Mid-Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005

ASSETS
Investment securities at value
  (Identified cost $129,866,337)                                $   133,839,959
Receivables
  Fund shares sold                                                    5,194,789
  Dividends                                                              69,985
Prepaid expenses                                                         20,414
                                                                ---------------
    Total assets                                                    139,125,147
                                                                ---------------
LIABILITIES
Cash overdraft                                                              220
Payables
  Investment securities purchased                                     3,201,115
  Fund shares repurchased                                                77,415
  Distribution and service fees                                          44,563
  Investment advisory fee                                                30,024
  Transfer agent fee                                                     23,835
  Financial agent fee                                                     6,564
  Trustees' fee                                                           1,502
Accrued expenses                                                         35,574
                                                                ---------------
    Total liabilities                                                 3,420,812
                                                                ---------------
NET ASSETS                                                      $   135,704,335
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $   131,823,254
Undistributed net investment income                                      87,750
Accumulated net realized loss                                          (180,291)
Net unrealized appreciation                                           3,973,622
                                                                ---------------
NET ASSETS                                                      $   135,704,335
                                                                ===============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $97,770,801)                    4,981,721
Net asset value per share                                       $         19.63
Offering price per share $19.63/(1-5.75%)                       $         20.83
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $37,933,534)                    1,941,211
Net asset value and offering price per share                    $         19.54

                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME
Dividends                                                       $       563,972
Interest                                                                193,303
Foreign taxes withheld                                                   (2,431)
                                                                ---------------
    Total investment income                                             754,844
                                                                ---------------
EXPENSES
Investment advisory fee                                                 332,819
Service fees, Class A                                                    80,978
Distribution and service fees, Class C                                   77,257
Financial agent fee                                                      41,489
Administration fee                                                        7,589
Transfer agent                                                           77,333
Registration                                                             38,427
Professional                                                             35,367
Printing                                                                 25,428
Trustees                                                                 21,909
Custodian                                                                16,777
Miscellaneous                                                            10,576
                                                                ---------------
    Total expenses                                                      765,949
    Less expenses reimbursed by investment adviser                     (164,763)
    Custodian fees paid indirectly                                         (255)
                                                                ---------------
    Net expenses                                                        600,931
                                                                ---------------
NET INVESTMENT INCOME                                                   153,913
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                        997,903
Net change in unrealized appreciation (depreciation) on
  investments                                                         2,676,643
                                                                ---------------
NET GAIN ON INVESTMENTS                                               3,674,546
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     3,828,459
                                                                ===============

                       See Notes to Financial Statements                     11

Phoenix Mid-Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Year Ended      Year Ended
                                                                                             June 30, 2005   June 30, 2004
                                                                                             -------------   -------------
FROM OPERATIONS
  Net investment income (loss)                                                               $     153,913   $      (2,912)
  Net realized gain (loss)                                                                         997,903         696,164
  Net change in unrealized appreciation (depreciation)                                           2,676,643         803,649
                                                                                             -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    3,828,459       1,496,901
                                                                                             -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                                   (62,712)         (3,484)
  Net investment income, Class C                                                                    (2,651)             --
                                                                                             -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                        (65,363)         (3,484)
                                                                                             -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (5,675,016 and 253,135 shares, respectively)                   108,216,121       4,090,193
  Net asset value of shares issued from reinvestment of distributions (2,604 and 113
    shares, respectively)                                                                           50,100           1,414
  Cost of shares repurchased (1,071,683 and 189,427 shares, respectively)                      (20,198,444)     (2,981,568)
                                                                                             -------------   -------------
Total                                                                                           88,067,777       1,110,039
                                                                                             -------------   -------------
CLASS C
  Proceeds from sales of shares (1,962,426 and 0 shares, respectively)                          37,882,372              --
  Net asset value of shares issued from reinvestment of distributions (90 and 0 shares,
    respectively)                                                                                    1,724              --
  Cost of shares repurchased (21,305 and 0 shares, respectively)                                  (414,196)             --
                                                                                             -------------   -------------
Total                                                                                           37,469,900              --
                                                                                             -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    125,537,677       1,110,039
                                                                                             -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                        129,300,773       2,603,456

NET ASSETS
  Beginning of period                                                                            6,403,562       3,800,106
                                                                                             -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $87,750 AND $0,
    RESPECTIVELY]                                                                            $ 135,704,335   $   6,403,562
                                                                                             =============   =============

12                     See Notes to Financial Statements

Phoenix Mid-Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A(1)
                                                   -----------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                   -----------------------------------------------------------
                                                     2005       2004         2003         2002          2001
Net asset value, beginning of period               $ 17.04    $  12.18     $  13.21     $  12.15      $   8.74
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                     0.08       (0.01)        0.01        (0.01)         0.02
  Net realized and unrealized gain (loss)             2.55        4.88        (1.04)        1.09          3.46
                                                   -------    --------     --------     --------      --------
    TOTAL FROM INVESTMENT OPERATIONS                  2.63        4.87        (1.03)        1.08          3.48
                                                   -------    --------     --------     --------      --------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.04)      (0.01)          --        (0.02)        (0.07)
                                                   -------    --------     --------     --------      --------
    TOTAL DISTRIBUTIONS                              (0.04)      (0.01)          --        (0.02)        (0.07)
                                                   -------    --------     --------     --------      --------
Change in net asset value                             2.59        4.86        (1.03)        1.06          3.41
                                                   -------    --------     --------     --------      --------
NET ASSET VALUE, END OF PERIOD                     $ 19.63    $  17.04     $  12.18     $  13.21      $  12.15
                                                   =======    ========     ========     ========      ========
Total return(3)                                      15.39%      40.03%       (7.80)%       8.89%        39.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $97,771    $  6,404     $  3,800     $  5,240      $  4,901
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                              1.25%       1.30%        1.30%        1.30%         1.30%
  Gross operating expenses                            1.65%       2.76%        3.05%        2.68%         2.25%
  Net investment income (loss)                        0.49%      (0.06)%       0.09%       (0.05)%        0.17%
Portfolio turnover                                       9%         53%          23%          49%           27%

                                                                CLASS C
                                                           ----------------
                                                            FROM INCEPTION
                                                           OCTOBER 22, 2004
                                                           TO JUNE 30, 2005
Net asset value, beginning of period                          $    17.77
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                  (0.04)
  Net realized and unrealized gain (loss)                           1.84
                                                              ----------
    TOTAL FROM INVESTMENT OPERATIONS                                1.80
                                                              ----------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.03)
                                                              ----------
    TOTAL DISTRIBUTIONS                                            (0.03)
                                                              ----------
Change in net asset value                                           1.77
                                                              ----------
NET ASSET VALUE, END OF PERIOD                                $    19.54
                                                              ==========

Total return(3)                                                    10.13%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $   37,934

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                                            2.00%(4)
  Gross operating expenses                                          2.29%(4)
  Net investment income (loss)                                     (0.28)%(4)
Portfolio turnover                                                     9%(6)

(1) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(2)   Computed using average shares outstanding.
(3)   Sales charges are not reflected in the total return calculation.
(4)   Annualized.
(5)   Not annualized.
(6)   Not annualized for the 12 month period ended June 30, 2005.

                       See Notes to Financial Statements                      13

PHOENIX WORLDWIDE STRATEGIES FUND

(FORMERLY PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND)

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

EFFECTIVE JULY 1, 2005, ACADIAN ASSET MANAGEMENT, INC. AND NEW STAR INSTITUTIONAL MANAGERS LIMITED REPLACED ABERDEEN ASSET MANAGEMENT AS SUBADVISERS FOR THE INTERNATIONAL PORTFOLIO OF PHOENIX WORLDWIDE STRATEGIES FUND (FORMERLY PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND).

IN THE FOLLOWING COMMENTARY, ABERDEEN ASSET MANAGEMENT ADDRESSES PERFORMANCE FOR THE YEAR ENDED JUNE 30, 2005. ACADIAN AND NEW STAR CONCLUDE WITH THEIR RESPECTIVE INVESTMENT OUTLOOKS ON INTERNATIONAL MARKETS FOR THE YEAR AHEAD. ENGEMANN ASSET MANAGEMENT, SUBADVISER TO THE FUND'S DOMESTIC PORTFOLIO, ALSO PROVIDES ITS OUTLOOK ON THE U.S. MARKETS.

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Worldwide Strategies Fund has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR JUNE 30, 2005?

A: For the reporting period, the Fund's Class A shares returned 9.80%, Class B shares returned 9.14%, and Class C shares returned 9.03%. For the same period, the MSCI World(SM) Index (net of foreign withholding taxes), a broad-based international equity index, returned 10.05%, and the S&P 500(R) Index, the Fund's style-specific benchmark, returned 6.31%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR, AND WHAT CHANGES WERE MADE TO THE PORTFOLIO?

A: During the year under review, global equities performed well with all regions apart from Japan achieving positive returns. Although the United States equity market made gains, the Fund remains underweight there, as better valuations are presently found overseas. European markets enjoyed a good year both in the U.K. and on the Continent. The Fund's weighting in Japan has been reduced after a disappointing year for the Japanese market. The overweight positions in Asia (excluding Japan) and Latin America have been maintained and these regions contributed to the overall gains made by the Fund. In particular, core holdings such as Samsung Electronics of South Korea, Swire Pacific of Hong Kong, and Petrobras of Brazil made significant performance contributions during the year.

Q: WHAT FACTORS AFFECTED WORLD MARKETS OVER THE 12-MONTH PERIOD ENDED JUNE 30, 2005?

A: The year under review began negatively as equity markets were weaker through the quarter ended September 2004 on concerns relating to the rising price of oil and economic data that started to point to some softening of the global economy, particularly in the United States and Japan.

      Rising oil prices and uncertainty ahead of the U.S. presidential election initially posed a difficult backdrop for equity returns in the quarter ended December 2004. However, the subsequent fall in oil prices and reelection of President Bush proved to be the required catalysts for significant returns for equity markets in the final quarter of the calendar year.

For the third quarter of the period, equity markets fell slightly as focus shifted from the concern about deflationary pressures to a focus on the potential rise of inflationary pressures. The dollar staged a rebound during this quarter, as expectations grew that the Federal Reserve would be more aggressive in raising interest rates due to inflationary concerns.

      Equity markets were somewhat lackluster throughout the final quarter of the period. Economic growth remained healthy through most of the emerging market countries, Asia and North America. The path of growth would appear to be less certain in Continental Europe and Japan, and the normally resilient U.K. economy has shown recent signs of weakness. Inflation would appear to be well contained. Even in some of the emerging markets such as China, where there were concerns that robust economic growth may have led to inflationary pressures building up, reported inflation levels have been falling. This contrasts with the relentless rise of oil prices. During the quarter, the price of oil moved above $60 for the first time ever. The rebound in the U.S. dollar that began in the previous quarter picked up pace in the final quarter of the year under review, rising strongly against the euro, sterling and the yen. Stronger economic growth and continued increases to the federal funds rate contributed to the rise in the U.S. dollar.

Q: ACADIAN AND NEW STAR, AS THE FUND'S INTERNATIONAL SUBADVISERS, WHAT IS YOUR OUTLOOK ON INTERNATIONAL EQUITY MARKETS FOR THE NEXT 6 TO 12 MONTHS?

A: New Star response: While we do not give specific market forecasts, we note that global liquidity remains plentiful at the start of the third quarter 2005. This suggests there is room for asset prices, including equities, to go up. Conversely, there is a risk that news flow will turn less favorable for equities than in the second quarter, resulting in available cash being directed to other assets. In particular, after surprising resilience in recent months, earnings estimates may start to deteriorate in response to weaker economic conditions and increasing margin pressures. We see the news flow as the biggest potential obstacle to positive returns from equities, as other factors such as the above-mentioned liquidity conditions or valuations remain favorable. The earnings multiples remain at or below long-term averages and the earnings and cash-flow yield offered by most markets remain well above yields in fixed income.

A: Acadian response: Acadian's global outlook calls for moderate gains in world equity markets over the near to mid term. The range of valuations remains quite broad and we continue to be confident that disciplined stock selection can construct portfolios that will deliver higher returns than the overall market. We have some longer term concerns as there are signs that a riskier investment environment may be on the horizon over the next year. This would be attributed to the impact of a slowing global economy on corporate profits and valuations, the impact of higher oil prices on inflation and the ripple effects from a potential period of slow growth in the U.S economy.

      In the near to mid term, our forecast for the European markets remains positive. Despite concern over the European Union's viability and the strength of the euro amid constitutional rejections in both France and the Netherlands, we do not believe this will have a significant negative impact, as economic ties in the region are not affected by this outcome. We expect the euro-U.S. dollar relationship to remain volatile with some likely near-term euro weakness, but our long-term outlook for the euro shows it strengthening against the dollar. One benefit of a weaker euro in the near term is the boost it will give to export trade.

With regard to country outlooks, with the exception of Japan, the Asia-Pacific region as a whole looks attractive, especially Australia and New Zealand, where high commodity prices and strong demand for raw materials has fueled economic expansion. The U.S. market outlook is slightly positive relative to that of the overall world index but the stronger U.S. dollar is holding back exports and the current-account deficit continues to be a concern. The Fed has continued to moderate gains in the market by raising interest rates at a measured pace. We are positive in our forecasts for many emerging markets. Low valuations in key markets continue to drive this asset class' outperformance. The recent Fed rate increases do not appear to have negatively affected these markets unduly, as progress on reducing corporate and government debt burdens and liberalizing currencies have yielded greater autonomy and economic resiliency.

      We continue to advocate a position in which a broadly diversified portfolio seeks the best stocks across global markets and focuses not only on valuation, but also on financial health and long-term growth potential.

Q: ENGEMANN, AS THE FUND'S DOMESTIC SUBADVISER, WHAT IS YOUR OUTLOOK ON THE U.S. EQUITY MARKET FOR THE NEXT 6 TO 12 MONTHS?

A: At the close of the second quarter it became apparent that there continues to be a conundrum of sorts in the equity market, where a divergence in fundamentals and performance has pervaded. This divergence has been in the context of low and declining Treasury bond yields, improved quality of earnings (in terms of fewer earnings restatements), large cash balances on corporate balance sheets and rising consumer net worth. In other words, in the context of what historically would have been considered an ideal backdrop for stocks in general, and growth stocks in particular, the equity markets have sputtered.

We believe one of three things must happen to realign the equity market to underlying fundamentals: 1) the economy must slow significantly which would result in a profound drop in profits; 2) inflation and interest rates must soar so that the P/E multiple paid for stocks falls; or 3) stock valuations need to play catch-up. We believe the first two scenarios are highly unlikely and do not appear to be solid explanations for the market's malaise. So we are left with what feels to some like an overly optimistic alternative -- that stock prices will rise.

We continue to watch for threats on the horizon and for signs of some change of direction in the economy or the market. Meanwhile, what we do know is that corporate earnings are strong, that the consumer's net worth is soaring and that there is a tremendous amount of cash on corporate balance sheets, in money market funds, in foreign savings accounts, in private equity funds and in hedge funds just waiting.

                                                                       JULY 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Worldwide Strategies Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                          PERIODS ENDING 6/30/05
--------------------------------------------------------------------------------
                                                            INCEPTION    INCEPTION
                              1 YEAR   5 YEARS   10 YEARS   TO 6/30/05     DATE
                              ------   -------   --------   ----------   ---------
Class A Shares at NAV(2)       9.80%   (1.40)%     7.43%         --            --
Class A Shares at POP(3)       3.49    (2.56)      6.79          --            --

Class B Shares at NAV(2)       9.14    (2.14)      6.63          --            --
Class B Shares with CDSC(4)    5.14    (2.14)      6.63          --            --

Class C Shares at NAV(2)       9.03    (2.16)        --        1.58      12/15/98
Class C Shares with CDSC(4)    9.03    (2.16)        --        1.58      12/15/98

S&P 500(R) Index               6.31    (2.37)      9.98      Note 5        Note 5

MSCI World(SM) Index (Net)    10.05    (2.08)      7.07      Note 6        Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)  INDEX PERFORMANCE IS 1.90% FOR CLASS C (SINCE 12/15/98).
(6)  INDEX PERFORMANCE IS 1.42% FOR CLASS C (SINCE 12/15/98).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 6/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 6/30/95 in Class A shares and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares include applicable CDSC charges which decline from 5% to 0% over a five year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

         [GRAPHIC OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                   Phoenix-Aberdeen              Phoenix-Aberdeen
               Worldwide Opportunities       Worldwide Opportunities        MSCI World         S&P 500(R)
                     Fund Class A                  Fund Class B            Index(SM)(Net)        Index
06/30/1995               9425                          10000                   10000             10000
06/28/1996              11441                          12050                   11844             12612
06/30/1997              12974                          13551                   14482             16995
06/30/1998              17054                          17699                   16948             22144
06/30/1999              18572                          19113                   19604             27173
06/30/2000              20706                          21159                   21994             29188
06/29/2001              17639                          17862                   17530             24857
06/28/2002              15813                          15914                   14863             20387
06/30/2003              14329                          14291                   14510             20440
06/30/2004              17575                          17403                   17993             24347
06/30/2005              19297                          18995                   19801             25883

For information regarding the indexes, see the glossary on page 3.

PHOENIX WORLDWIDE STRATEGIES FUND

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Worldwide Strategies Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      Worldwide               Beginning           Ending      Expenses Paid
   Strategies Fund          Account Value     Account Value      During
       Class A            December 31, 2004   June 30, 2005     Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00         $  981.30        $ 7.78
Hypothetical (5% return
  before expenses)             1,000.00          1,016.80          7.95

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.58%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JUNE 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.80%. AN INVESTMENT OF $1,000.00 AT JUNE 30, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JUNE 30, 2005, OF $1,098.00.

      Worldwide               Beginning           Ending      Expenses Paid
   Strategies Fund          Account Value     Account Value       During
       Class B            December 31, 2004   June 30, 2005      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00         $  978.30        $ 11.45
Hypothetical (5% return
  before expenses)             1,000.00          1,013.08          11.72

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.33%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JUNE 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.14%. AN INVESTMENT OF $1,000.00 AT JUNE 30, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JUNE 30, 2005, OF $1,091.40.

      Worldwide               Beginning           Ending      Expenses Paid
   Strategies Fund          Account Value     Account Value      During
       Class C            December 31, 2004   June 30, 2005      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00          $ 978.20        $ 11.45
Hypothetical (5% return
  before expenses)             1,000.00          1,013.08          11.72

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.33%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JUNE 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.03%. AN INVESTMENT OF $1,000.00 AT JUNE 30, 2004 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JUNE 30, 2005, OF $1,090.30

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Worldwide Strategies Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT JUNE 30, 2005 (AS A PERCENTAGE OF NET ASSETS)(e)
--------------------------------------------------------------------------------
1.  General Electric Co.                         2.2%
2.  Petroleo Brasileiro S.A. ADR                 2.1%
3.  Swire Pacific Ltd. Class B                   1.9%
4.  Samsung Electronics Co. Ltd. Pfd.            1.8%
5.  ICICI Bank Ltd. Sponsored ADR                1.8%
6.  Riunione Adriatica di Sicurta S.p.A          1.7%
7.  Canon, Inc.                                  1.6%
8.  ENI S.p.A                                    1.6%
9.  Oversea-Chinese Banking                      1.6%
10. ING Groep N.V.                               1.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS                                                       6/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

                               [GRAPHIC OMITTED]

United States            40%
Japan                    12
United Kingdom           10
Italy                     5
Germany                   4
France                    3
Hong Kong                 3
Other                    23

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005

                                                          SHARES        VALUE
                                                        -----------   ------------
DOMESTIC COMMON STOCKS--39.3%

UNITED STATES--39.3%
Affiliated Computer Services, Inc. Class A
(Data Processing & Outsourced Services)(b) ..........        17,600   $    899,360

Anadarko Petroleum Corp. (Oil & Gas
Exploration & Production) ...........................         6,200        509,330

Bank of America Corp. (Diversified Banks) ...........        32,800      1,496,008

Bank of New York Co., Inc. (The)
(Asset Management & Custody Banks) ..................        16,200        466,236

Cisco Systems, Inc. (Communications Equipment)(b) ...        32,900        628,719
Citigroup, Inc. (Other Diversified Financial
Services) ...........................................        10,300        476,169
Coca-Cola Co. (The) (Soft Drinks) ...................        23,600        985,300
Colgate-Palmolive Co. (Household Products) ..........        10,100        504,091

Comcast Corp. Special Class A
(Broadcasting & Cable TV)(b) ........................        29,200        874,540

Computer Sciences Corp. (Data Processing
& Outsourced Services)(b) ...........................        20,300        887,110

CVS Corp. (Drug Retail) .............................        41,400      1,203,498
Dean Foods Co. (Packaged Foods & Meats)(b) ..........        11,300        398,212
Dell, Inc. (Computer Hardware)(b) ...................        16,600        655,866
DENTSPLY International, Inc.
(Health Care Supplies) ..............................        16,100        869,400
Dominion Resources, Inc. (Multi-Utilities) ..........         4,100        300,899

                                                          SHARES         VALUE
                                                        -----------   ------------
DTE Energy Co. (Electric Utilities) .................        10,900   $    509,793

Du Pont (E.I.) de Nemours & Co. (Diversified
Chemicals) ..........................................        13,200        567,732

Emerson Electric Co. (Electrical Components &
Equipment) ..........................................         7,700        482,251

Entergy Corp. (Electric Utilities) ..................         7,700        581,735
Express Scripts, Inc. (Health Care Services)(b) .....        19,000        949,620
Exxon Mobil Corp. (Integrated Oil & Gas) ............        23,000      1,321,810
FedEx Corp. (Air Freight & Couriers) ................         6,200        502,262

Fisher Scientific International, Inc.
(Health Care Equipment)(b) ..........................        15,600      1,012,440

Friedman, Billings, Ramsey Group,
Inc. Class A (REITS) ................................        13,800        197,340

General Electric Co. (Industrial Conglomerates) .....        67,700      2,345,805
Harte-Hanks, Inc. (Advertising) .....................        24,000        713,520
HCA, Inc. (Health Care Facilities) ..................        15,400        872,718
Heinz (H.J.) Co. (Packaged Foods & Meats) ...........        13,400        474,628

Jacobs Engineering Group, Inc. (Construction &
Engineering)(b) .....................................        24,800      1,395,248

Johnson & Johnson (Pharmaceuticals) .................         7,900        513,500

JPMorgan Chase & Co. (Other Diversified
Financial Services) .................................        32,100      1,133,772

                        See Notes to Financial Statements                     19

Phoenix Worldwide Strategies Fund

                                                          SHARES         VALUE
                                                        -----------   ------------
UNITED STATES--CONTINUED
Kellogg Co. (Packaged Foods & Meats) ................         5,300   $    235,532
Manor Care, Inc. (Health Care Facilities) ...........         6,900        274,137

Manpower, Inc. (Human Resources & Employment
Services) ...........................................        18,500        735,930

Mellon Financial Corp. (Asset Management & Custody
Banks) ..............................................        25,400        728,726

Merrill Lynch & Co., Inc. (Investment Banking &
Brokerage) ..........................................        11,800        649,118

Microsoft Corp. (Systems Software) ..................        51,600      1,281,744

Nextel Communications, Inc. Class A (Wireless
Telecommunication Services)(b) ......................        24,600        794,826

NIKE, Inc. Class B (Footwear) .......................         5,000        433,000
Norfolk Southern Corp. (Railroads) ..................        19,600        606,816
Omnicom Group, Inc. (Advertising) ...................         4,600        367,356
Patterson-UTI Energy, Inc. (Oil & Gas Drilling) .....        18,500        514,855
Pfizer, Inc. (Pharmaceuticals) ......................        22,600        623,308
PG&E Corp. (Electric Utilities) .....................        21,100        792,094

Procter & Gamble Co. (The)
(Household Products) ................................        24,300      1,281,825

Robert Half International, Inc. (Human Resources &
Employment Services) ................................        13,500        337,095

SBC Communications, Inc. (Integrated
Telecommunication Services) .........................        19,500        463,125

Time Warner, Inc. (Movies & Entertainment)(b) .......        27,300        456,183

TreeHouse Foods, Inc. (Packaged Foods & Meats)(b) ...         2,260         64,433

United Technologies Corp. (Aerospace & Defense) .....        20,000      1,027,000

Verizon Communications, Inc.
(Integrated Telecommunication Services) .............        16,700        576,985

Wachovia Corp. (Diversified Banks) ..................        20,100        996,960

Walt Disney Co. (The) (Movies & Entertainment) ......        38,500        969,430

WebEx Communications, Inc. (Internet Software &
Services)(b) ........................................        22,500        594,225

WellPoint, Inc. (Managed Health Care)(b) ............        18,000      1,253,520
Wells Fargo & Co. (Diversified Banks) ...............        21,200      1,305,496
Yum! Brands, Inc. (Restaurants) .....................         9,700        505,176
----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $37,801,983)                                           42,597,807
----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--53.8%

BELGIUM--1.1%
Belgacom SA (Integrated Telecommunication Services) .....  36,000      1,226,948

                                                          SHARES         VALUE
                                                        -----------   ------------
BRAZIL--2.9%
Banco Bradesco S.A. Sponsored ADR (Diversified
Banks) ..............................................        26,500   $    937,835

Petroleo Brasileiro S.A. ADR
(Integrated Oil & Gas) ..............................        49,000      2,255,960
                                                                       -----------
                                                                         3,193,795
                                                                       -----------
FRANCE--3.4%
PSA Peugeot Citroen SA
(Automobile Manufacturers) ..........................        20,300      1,197,130
Total SA (Integrated Oil & Gas) .....................         5,400      1,263,583
Valeo SA (Auto Parts & Equipment)....................        27,400      1,227,353
                                                                       -----------
                                                                         3,688,066
                                                                       -----------
GERMANY--3.8%
Commerzbank AG (Diversified Banks)...................        43,000        929,993
Deutsche Post AG (Air Freight & Couriers) ...........        25,500        593,470
Deutsche Postbank AG (Diversified Banks) ............        30,000      1,474,709
E.ON AG (Electric Utilities) ........................        13,000      1,154,055
                                                                       -----------
                                                                         4,152,227
                                                                       -----------
HONG KONG--3.3%
China Mobile Ltd. (Wireless
Telecommunication Services) .........................       404,000      1,497,048

Swire Pacific Ltd. Class B (Multi-Sector Holdings)...     1,250,000      2,022,301
                                                                       -----------
                                                                         3,519,349
                                                                       -----------
INDIA--1.8%
ICICI Bank Ltd. Sponsored ADR
(Diversified Banks) ..................................       88,800      1,940,280

ITALY--4.7%
Banca Intesa S.p.A (Diversified Banks) ..............       340,000      1,552,162
ENI S.p.A (Integrated Oil & Gas) ....................        66,000      1,695,854

Riunione Adriatica di Sicurta S.p.A (Multi-line
Insurance) ..........................................        94,000      1,826,860
                                                                       -----------
                                                                         5,074,876
                                                                       -----------
JAPAN--11.8%
Canon, Inc. (Electronic Equipment Manufacturers) ....        33,200      1,740,162
Daito Trust Construction Co. Ltd. (Homebuilding) ....        30,000      1,120,278
Ito-Yokado Co. Ltd. (Food Retail) ...................        41,000      1,352,165
Kyocera Corp. (Electronic Equipment Manufacturers) ..        11,500        876,619

Mitsubishi Tokyo Financial Group, Inc.
(Diversified Banks) .................................           140      1,180,146

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ...........................................           935      1,377,582

ORIX Corp. (Consumer Finance) .......................         5,200        776,463
Seino Transportation Co. Ltd. (Trucking) ............       171,000      1,541,154
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) ...        31,000      1,532,882
Toyota Motor Corp. (Automobile Manufacturers) .......        37,000      1,320,374
                                                                      ------------
                                                                        12,817,825
                                                                      ------------

20                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund

                                                           SHARES        VALUE
                                                        -----------   -----------
MALAYSIA--0.6%
Public Bank Berhad (Regional Banks) .................       340,000   $    598,271

MEXICO--1.2%
Grupo Aeroportuario del Sureste S.A. de C.V. ADR
(Airport Services) ..................................        40,000      1,274,000

NETHERLANDS--1.5%
ING Groep N.V. (Other Diversified Financial
Services) ...........................................        57,000      1,602,119

SINGAPORE--1.8%
Flextronics International Ltd. (Electronic
Manufacturing Services)(b) ..........................        16,100        212,681

Oversea-Chinese Banking Corporation Ltd.
(Diversified Banks) .................................       245,000      1,682,530
                                                                      ------------
                                                                         1,895,211
                                                                      ------------
SPAIN--0.8%
Altadis SA (Tobacco) ................................        21,500        899,491

SWEDEN--1.3%
Nordea Bank AB (Regional Banks) .....................       160,000      1,449,749

SWITZERLAND--2.0%
Nestle S.A. (Packaged Foods & Meats) ................         3,500        894,120
Zurich Financial Services AG (Multi-line Insurance) .         7,200      1,234,946
                                                                      ------------
                                                                         2,129,066
                                                                      ------------
TAIWAN--1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Semiconductors) ......................       133,700      1,219,344

UNITED KINGDOM--9.9%
AstraZeneca plc (Pharmaceuticals) ...................        24,000        989,463
Britannic Group plc (Multi-line Insurance)(d) .......       115,000      1,057,544
British American Tobacco plc (Tobacco) ..............        60,000      1,155,558
Centrica plc (Gas Utilities) ........................       361,500      1,496,964
EMAP plc (Publishing & Printing) ....................        93,000      1,293,049
Morrison (WM.) Supermarkets (Food Retail) ...........       373,000      1,238,746

Schroders plc (Asset Management & Custody Banks) ....        60,500        818,312

Scottish Power plc (Electric Utilities) .............        80,000        709,848
Weir Group plc (The) (Industrial Machinery) .........       213,000      1,227,362

Wood Group (John) plc (Oil & Gas Equipment &
Services) ...........................................       253,000        778,715
                                                                      ------------
                                                                        10,765,561
                                                                      ------------

                                                          SHARES         VALUE
                                                        -----------   ------------
UNITED STATES--0.8%
Amdocs Ltd. (Application Software)(b) ...............        17,000   $    449,310
Ingersoll-Rand Co. Class A (Industrial Machinery) ...         6,200        442,370
                                                                      ------------
                                                                           891,680
                                                                      ------------

----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $50,026,445)                                           58,337,858
----------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.9%
SPDR Trust Series I (Exchange Traded Funds) .........        8,200         977,276
----------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $909,144)                                                 977,276
----------------------------------------------------------------------------------

RIGHTS--0.2%

SINGAPORE--0.2%
Oversea-Chinese Banking Corporation
Ltd. Exercise $0.833, 7/6/05 (Diversified
Banks)(b) ...........................................        49,000        187,472
----------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                       187,472
----------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS(c)--1.8%

SOUTH KOREA--1.8%
Samsung Electronics Co. Ltd.
Pfd. (Semiconductors) ...............................         6,000      1,958,263
----------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $336,949)                                               1,958,263
----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $89,074,522)                                          104,058,676
----------------------------------------------------------------------------------

                                                              PAR
                                                             VALUE
                                                             (000)
                                                             -----
SHORT-TERM INVESTMENTS--4.1%

COMMERCIAL PAPER--4.1%
UBS Finance Delaware LLC 3.37%, 7/1/05 ..............       $ 4,510      4,510,000
----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,510,000)                                             4,510,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $93,584,522)                                          108,568,676(a)

Other assets and liabilities, net--(0.1)%                                 (128,239)
                                                                      ------------
NET ASSETS--100.0%                                                    $108,440,437
                                                                      ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,828,715 and gross depreciation of $3,309,626 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $94,049,587.
(b)   Non-income producing.
(c) Foreign common stocks and foreign preferred stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2005, these securities amounted to a value of $1,057,544 or 1.0% of net assets.
(e)   Table excludes short-term investments.

                        See Notes to Financial Statements                     21

Phoenix Worldwide Strategies Fund

                        INDUSTRY DIVERSIFICATION
                    AS A PERCENTAGE OF TOTAL VALUE OF
                       TOTAL LONG-TERM INVESTMENTS
                               (UNAUDITED)

Advertising ...........................................      1.0%
Aerospace & Defense ...................................      1.0
Air Freight & Couriers ................................      1.1
Airport Services ......................................      1.2
Application Software ..................................      0.4
Asset Management & Custody Banks ......................      1.9
Auto Parts & Equipment ................................      1.2
Automobile Manufacturers ..............................      2.4
Broadcasting & Cable TV ...............................      0.8
Communications Equipment ..............................      0.6
Computer Hardware .....................................      0.6
Construction & Engineering ............................      1.3
Consumer Finance ......................................      0.7
Data Processing & Outsourced Services .................      1.7
Diversified Banks .....................................     13.2
Diversified Chemicals .................................      0.5
Drug Retail ...........................................      1.2
Electric Utilities ....................................      3.6
Electrical Components & Equipment .....................      0.5
Electronic Equipment Manufacturers ....................      2.5
Electronic Manufacturing Services .....................      0.2
Exchange Traded Funds .................................      0.9
Food Retail ...........................................      2.5
Footwear ..............................................      0.4
Gas Utilities .........................................      1.4
Health Care Equipment .................................      1.0
Health Care Facilities ................................      1.1
Health Care Services ..................................      0.9
Health Care Supplies ..................................      0.8
Homebuilding ..........................................      1.1
Household Products ....................................      1.7
Human Resources & Employment Services .................      1.0
Industrial Conglomerates ..............................      2.3
Industrial Machinery ..................................      1.6
Integrated Oil & Gas ..................................      6.3
Integrated Telecommunication Services .................      2.2
Internet Software & Services ..........................      0.6
Investment Banking & Brokerage ........................      0.6
Managed Health Care ...................................      1.2
Movies & Entertainment ................................      1.4
Multi-Sector Holdings .................................      1.9
Multi-Utilities .......................................      0.3
Multi-line Insurance ..................................      4.0
Oil & Gas Drilling ....................................      0.5
Oil & Gas Equipment & Services ........................      0.8
Oil & Gas Exploration & Production ....................      0.5
Other Diversified Financial Services ..................      3.1
Packaged Foods & Meats ................................      2.0
Pharmaceuticals .......................................      3.5
Publishing & Printing .................................      1.2
REITS .................................................      0.2
Railroads .............................................      0.6
Regional Banks ........................................      2.0
Restaurants ...........................................      0.5
Semiconductors ........................................      3.1
Soft Drinks ...........................................      1.0
Systems Software ......................................      1.2
Tobacco ...............................................      2.0
Trucking ..............................................      1.5
Wireless Telecommunication Services ...................      3.5
                                                           -----
                                                           100.0%
                                                           =====

22                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005

ASSETS
Investment securities at value
   (Identified cost $93,584,522)                                 $  108,568,676
Receivables
   Dividends                                                            267,420
   Tax reclaims                                                          52,763
   Fund shares sold                                                      13,015
Prepaid expenses                                                         25,003
                                                                 --------------
      Total assets                                                  108,926,877
                                                                 --------------
LIABILITIES
Cash overdraft                                                            8,568
Payables
   Fund shares repurchased                                              249,576
   Investment advisory fee                                               67,734
   Transfer agent fee                                                    66,088
   Professional fee                                                      34,870
   Distribution and service fees                                         27,571
   Financial agent fee                                                    7,694
   Trustees' fee                                                          1,502
Accrued expenses                                                         22,837
                                                                 --------------
      Total liabilities                                                 486,440
                                                                 --------------
NET ASSETS                                                       $  108,440,437
                                                                 ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
   interest                                                      $  119,048,212
Undistributed net investment income                                     547,673
Accumulated net realized loss                                       (26,134,440)
Net unrealized appreciation                                          14,978,992
                                                                 --------------
NET ASSETS                                                       $  108,440,437
                                                                 ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $100,468,729)                 11,982,894
Net asset value per share                                        $         8.38
Offering price per share $8.38/(1-5.75%)                         $         8.89

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,095,752)                      666,505
Net asset value and offering price per share                     $         7.65

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,875,956)                      377,299
Net asset value and offering price per share                     $         7.62

                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME
Dividends                                                        $    3,069,920
Interest                                                                 31,599
Foreign taxes withheld                                                 (222,288)
                                                                 --------------
      Total investment income                                         2,879,231
                                                                 --------------
EXPENSES
Investment advisory fee                                                 848,264
Service fees, Class A                                                   261,419
Distribution and service fees, Class B                                   54,588
Distribution and service fees, Class C                                   30,755
Financial agent fee                                                      95,162
Transfer agent                                                          333,980
Printing                                                                 45,370
Professional                                                             42,025
Custodian                                                                41,215
Trustees                                                                 35,822
Registration                                                             13,248
Miscellaneous                                                            40,815
                                                                 --------------
      Total expenses                                                  1,842,663
                                                                 --------------
NET INVESTMENT INCOME                                                 1,036,568
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      7,833,215
Net realized loss on foreign currency transactions                      (46,874)
Net change in unrealized appreciation (depreciation) on
   investments                                                        1,877,989
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                         (9,677)
                                                                 --------------
NET GAIN ON INVESTMENTS                                               9,654,653
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   10,691,221
                                                                 ==============

                      See Notes to Financial Statements                       23

Phoenix Worldwide Strategies Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Year Ended       Year Ended
                                                                                               June 30,2005    June 30, 2004
                                                                                              --------------   --------------
FROM OPERATIONS
   Net investment income (loss)                                                               $    1,036,568   $      458,301
   Net realized gain (loss)                                                                        7,786,341       12,467,732
   Net change in unrealized appreciation (depreciation)                                            1,868,312       10,186,213
                                                                                              --------------   --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    10,691,221       23,112,246
                                                                                              --------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (1,259,036)      (1,279,007)
   Net investment income, Class B                                                                    (32,323)         (23,604)
   Net investment income, Class C                                                                    (18,474)          (9,530)
                                                                                              --------------   --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (1,309,833)      (1,312,141)
                                                                                              --------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (451,797 and 1,437,159 shares, respectively)                      3,693,803        9,994,078
   Net asset value of shares issued from reinvestment of distributions (133,507 and 158,883
      shares, respectively)                                                                        1,122,793        1,159,848
   Cost of shares repurchased (2,538,575 and 3,067,823 shares, respectively)                     (20,564,708)     (21,804,016)
                                                                                              --------------   --------------
Total                                                                                            (15,748,112)     (10,650,090)
                                                                                              --------------   --------------

CLASS B
   Proceeds from sales of shares (114,451 and 101,910 shares, respectively)                          863,208          689,962
   Net asset value of shares issued from reinvestment of distributions (3,950 and 3,273
      shares, respectively)                                                                           30,419           21,894
   Cost of shares repurchased (301,329 and 413,334 shares, respectively)                          (2,225,452)      (2,753,754)
                                                                                              --------------   --------------
Total                                                                                             (1,331,825)      (2,041,898)
                                                                                              --------------   --------------

CLASS C
   Proceeds from sales of shares (40,869 and 180,829 shares, respectively)                           304,320        1,266,655
   Net asset value of shares issued from reinvestment of distributions (1,921 and 1,166
      shares, respectively)                                                                           14,756            7,778
   Cost of shares repurchased (135,956 and 126,871 shares, respectively)                            (992,548)        (841,734)
                                                                                              --------------   --------------
Total                                                                                               (673,472)         432,699
                                                                                              --------------   --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (17,753,409)     (12,259,289)
                                                                                              --------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          (8,372,021)       9,540,816

NET ASSETS
   Beginning of period                                                                           116,812,458      107,271,642
                                                                                              --------------   --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $547,673 AND $649,675,
     RESPECTIVELY]                                                                            $  108,440,437   $  116,812,458
                                                                                              ==============   ==============

24                        See Notes to Financial Statements

Phoenix Worldwide Strategies Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                             -------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                             -------------------------------------------------------------------
                                                2005          2004          2003          2002          2001
                                             -------------------------------------------------------------------
Net asset value, beginning of period         $      7.72   $      6.37   $      7.03   $      7.87   $     10.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  0.08          0.03          0.05          0.03          0.01
   Net realized and unrealized gain (loss)          0.68          1.41         (0.71)        (0.84)        (1.44)
                                             -----------   -----------   -----------   -----------   -----------
      TOTAL FROM INVESTMENT OPERATIONS              0.76          1.44         (0.66)        (0.81)        (1.43)
                                             -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.10)        (0.09)           --            --         (0.02)
   Distributions from net realized gains              --            --            --         (0.03)        (1.14)
                                             -----------   -----------   -----------   -----------   -----------
      TOTAL DISTRIBUTIONS                          (0.10)        (0.09)           --         (0.03)        (1.16)
                                             -----------   -----------   -----------   -----------   -----------
Change in net asset value                           0.66          1.35         (0.66)        (0.84)        (2.59)
                                             -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD               $      8.38   $      7.72   $      6.37   $      7.03   $      7.87
                                             ===========   ===========   ===========   ===========   ===========
Total return(2)                                     9.80%        22.65%        (9.39)%      (10.35)%      (14.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $   100,469   $   107,520   $    98,135   $   125,216   $   158,775

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.57%         1.62%         1.73%         1.56%         1.54%
   Net investment income (loss)                     0.97%         0.46%         0.81%         0.39%         0.10%
Portfolio turnover                                    49%          122%          160%           99%          168%

                                                                          CLASS B
                                             -------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                             -------------------------------------------------------------------
                                                2005          2004          2003          2002          2001
                                             -------------------------------------------------------------------
Net asset value, beginning of period         $      7.05   $      5.81   $      6.46   $      7.29   $      9.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  0.02         (0.02)           --(3)      (0.03)        (0.06)
   Net realized and unrealized gain (loss)          0.63          1.28         (0.65)        (0.77)        (1.35)
                                             -----------   -----------   -----------   -----------   -----------
      TOTAL FROM INVESTMENT OPERATIONS              0.65          1.26         (0.65)        (0.80)        (1.41)
                                             -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.05)        (0.02)           --            --            --
   Distributions from net realized gains              --            --            --         (0.03)        (1.14)
                                             -----------   -----------   -----------   -----------   -----------
      TOTAL DISTRIBUTIONS                          (0.05)        (0.02)           --         (0.03)        (1.14)
                                             -----------   -----------   -----------   -----------   -----------
Change in net asset value                           0.60          1.24         (0.65)        (0.83)        (2.55)
                                             -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD               $      7.65   $      7.05   $      5.81   $      6.46   $      7.29
                                             ===========   ===========   ===========   ===========   ===========
Total return(2)                                     9.14%        21.78%       (10.20)%      (10.90)%      (15.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $     5,096   $     5,987   $     6,730   $     9,119   $    13,066

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.32%         2.37%         2.48%         2.31%         2.29%
   Net investment income (loss)                     0.23%        (0.34)%        0.04%        (0.38)%       (0.66)%
Portfolio turnover                                    49%          122%          160%           99%          168%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Amount is less than $0.01.

                      See Notes to Financial Statements                       25

Phoenix Worldwide Strategies Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS C
                                             -------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                             -------------------------------------------------------------------
                                                2005          2004          2003          2002          2001
                                             -------------------------------------------------------------------
Net asset value, beginning of period         $      7.03   $      5.80   $      6.45   $      7.28   $      9.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  0.02         (0.01)        (0.01)        (0.03)        (0.06)
   Net realized and unrealized gain (loss)          0.62          1.27         (0.64)        (0.77)        (1.34)
                                             -----------   -----------   -----------   -----------   -----------
      TOTAL FROM INVESTMENT OPERATIONS              0.64          1.26         (0.65)        (0.80)        (1.40)
                                             -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.05)        (0.03)           --            --            --
   Distributions from net realized gains              --            --            --         (0.03)        (1.14)
                                             -----------   -----------   -----------   -----------   -----------
      TOTAL DISTRIBUTIONS                          (0.05)        (0.03)           --         (0.03)        (1.14)
                                             -----------   -----------   -----------   -----------   -----------
Change in net asset value                           0.59          1.23         (0.65)        (0.83)        (2.54)
                                             -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD               $      7.62   $      7.03   $      5.80   $      6.45   $      7.28
                                             ===========   ===========   ===========   ===========   ===========
Total return(2)                                     9.03%        21.66%       (10.08)%      (11.06)%      (15.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $     2,876   $     3,306   $     2,407   $     3,811   $     5,650

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.32%         2.37%         2.48%         2.31%         2.29%
   Net investment income (loss)                     0.22%        (0.18)%       (0.10)%       (0.39)%       (0.65)%
Portfolio turnover                                    49%          122%          160%           99%          168%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

26                        See Notes to Financial Statements

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005

1.    ORGANIZATION

      Phoenix Equity Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      As of the date of this report, two Funds are offered for sale (each a "Fund"). The Phoenix Mid-Cap Value Fund is diversified and has an investment objective of long-term growth of capital. The Phoenix Worldwide Strategies Fund is diversified and has an investment objective of capital appreciation.

      The Funds offer the following classes of shares for sale:

                                   Class A      Class B      Class C
                                   -------      -------      -------
Mid-Cap Value Fund ............       X            --           X
Worldwide Strategies Fund .....       X             X           X

      Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On June 30, 2005, the Worldwide Strategies Fund utilized fair value pricing for its foreign common stocks.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are declared and recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (CONTINUED)

loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    INDEMNIFICATIONS:

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.    INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                  First $1        $1-2       Over $2
                                   Billion      Billion      Billion
                                  --------      -------      -------
Mid-Cap Value Fund(1) .........     0.75%        0.75%        0.75%
Worldwide Strategies Fund .....     0.75%        0.70%        0.65%

      Effective October 25, 2004 Phoenix Investment Counsel, Inc. ("PIC") became Adviser to the Mid-Cap Value Fund (the successor fund to the FMI Sasco Contrarian Value Fund). For its services, PIC is compensated 0.75% based on the average daily net assets of the Fund. PIC contractually agreed to cap total expenses at 1.25% and 2.00% (on an annualized basis) of the average daily net assets of Class A Shares and Class C Shares, respectively. PIC may not discontinue this cap on total operating expenses for a minimum period of two years from the prospectus date of October 21, 2004. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

(1) PRIOR TO OCTOBER 25, 2004 THE ADVISER OF THE PREDECESSOR FUND FMI SASCO CONTRARIAN VALUE FUND, WAS FIDUCIARY MANAGEMENT, INC. ("FMI"). FOR ITS SERVICES FMI WAS COMPENSATED 1.00% BASED ON THE AVERAGE DAILY NET ASSETS. FMI CONTRACTUALLY AGREED TO CAP TOTAL OPERATING EXPENSES AT 2.00% OF THE AVERAGE DAILY NET ASSETS OF THE FUND AND IN ADDITION VOLUNTARILY CAPPED THE TOTAL OPERATING EXPENSES AT 1.30% OF THE DAILY NET ASSETS OF THE FUND.

      Aberdeen Asset Management Inc. ("Aberdeen") is the subadviser for the international portion of the Worldwide Strategies Fund. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Worldwide Strategies Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

      Engemann Asset Management ("EAM") is the subadviser for the domestic portion of the Worldwide Strategies Fund. For its services, EAM is paid a fee by the Adviser equal to 50% of the gross investment management fee multiplied by the percentage of the Fund's domestic assets managed by EAM.

      Sasco Capital, Inc. ("Sasco") is the subadviser to the Mid-Cap Value Fund. For its services, Sasco is paid a fee by PIC equal to 0.475% of the average daily net assets of Mid-Cap Value Fund. Prior to October 25, 2004, Sasco was subadvisor to the predecessor fund, FMI Sasco Contrarian Value Fund, and was paid a subadviser fee of 0.75% from FMI.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the fiscal year ("the period") ended June 30, 2005, as follows:

                                  Class A          Class B           Class C
                                Net Selling        Deferred          Deferred
                                Commissions     Sales Charges     Sales Charges
                                -----------     -------------     -------------
Mid-Cap Value Fund ...........   $ 95,356         $     --           $ 3,058
Worldwide Strategies Fund ....      3,770           11,898                88

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (CONTINUED)

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares (Worldwide Strategies Fund only) and 1.00% for Class C shares of the average daily net assets of each respective class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended June 30, 2005, the Trust incurred PEPCO financial agent fees totaling $136,651.

      For the period of July 1, 2004 through October 21, 2004, FMI acted as administrator to Mid-Cap Value Fund's predecessor, FMI Contrarian Value Fund, and received fees of $7,589 from the fund, based on a fee schedule ranging from 0.2% on the first $25 million of the daily net assets of the fund and decreasing to 0.05% of the daily net assets.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended June 30, 2005, transfer agent fees were $411,313 as reported in the Statements of Operations, of which PEPCO retained the following:

                                   Transfer
                                    Agent
                                     Fee
                                   Retained
                                  ----------
Mid-Cap Value Fund .............  $ 119,207
Worldwide Strategies Fund ......     22,027

      PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                               Aggregate Net
                                     Shares      Asset Value
                                    -------     -------------
Mid-Cap Value Fund Class A .....         56       $     1,099
Mid-Cap Value Fund Class C .....      5,636           110,127

4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended June 30, 2005, were as follows:

                                    Purchases        Sales
                                  ------------    ------------
Mid-Cap Value Fund .............  $107,163,160     $ 3,404,485
Worldwide Strategies Fund ......    54,353,560      72,379,362

      There were no purchases or sales of long-term U.S. Government and agency securities.

5.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6.    ILLIQUID SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

7.    REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (CONTINUED)

companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8.    SUBSEQUENT EVENT

      Effective July 1, 2005, Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") became the subadvisers to the Worldwide Strategies Fund, replacing Aberdeen Asset Management Inc. Engemann Asset Management remains a subadviser. The adviser will manage the Fund's investment program and the general operations of the Fund, including oversight of the Fund's subadvisers. The adviser will make the determination as to the allocation of the assets between the Fund's subadvisers.

      PIC will pay Acadian a subadvisory fee, based on the schedule below, on the aggregated international assets managed by Acadian across all Phoenix Funds subadvised by Acadian:

                                                $200 million
                                    1st            through         $500+
                                $200 million    $500 million      million
                                ------------    -------------     -------
Subadvisory Fee ..............      0.50%           0.40%          0.35%

      PIC will pay New Star a subadvisory fee, based on the schedule below, on the aggregated international assets managed by Acadian across all Phoenix Funds subadvised by New Star.

                                                     1st           $100+
                                                 $100 million     million
                                                -------------     -------
Subadvisory Fee ..............                       0.50%         0.40%

      Also, effective July 1, 2005, the advisory fee to PIC was increased by 0.10%. PIC has contractually agreed to waive this amount through September 30, 2006.

9.    MERGER

      On October 21, 2004, the shareholders of the FMI Sasco Contrarian Value Fund ("Contrarian Value"), formerly advised by FMI, pursuant to a plan of reorganization approved a tax-free reorganization in exchange for shares of Mid-Cap Value. On October 22, 2004, the Mid-Cap Value Fund acquired the assets and liabilities of the Contrarian Value Fund. The number and value of shares issued by Mid-Cap Value were in amounts equal to the number and value of shares held by Contrarian Value Fund shareholders as of the reorganization date, the outstanding shares were 944,475. Net assets of Mid-Cap Value and Contrarian Value Fund as of the reorganization date were $1,000 and $16,781,226, including net unrealized appreciation of $0 and $1,783,822, respectively. Total net assets after the reorganization were $16,782,226.

10.   FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers, which may be used to offset future capital gains as follows.

                                           Expiration Year
                         2008     2009       2010          2011         Total
                       --------   ----   -----------   -----------   -----------
Mid-Cap Value
   Fund .............  $ 56,010   $ --           --    $    14,334   $    70,344
Worldwide
   Strategies Fund ..        --     --   $ 5,806,085    20,161,056    25,967,141

      The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the 12 month period ("the period") ended June 30, 2005, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Mid-Cap Value Fund ..........     $ 1,000,834
Worldwide Strategies Fund ...       7,511,312

      Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended June 30, 2005, the Funds deferred and recognized post-October losses as follows:

                                                   Capital        Currency
                                                  Deferred        Deferred
                                                -------------     --------
Mid-Cap Value Fund .......................        $     --              --
Worldwide Strategies Fund ................              --        $ 55,196

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                Undistributed     Undistributed
                                                  Ordinary          Long-Term
                                                   Income          Capital Gains
                                                -------------     --------------
Mid-Cap Value Fund ........................       $  87,750            $ --
Worldwide Strategies Fund .................         900,635              --

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11.   RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (CONTINUED)

operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of June 30, 2005, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                Capital paid      Accumulated    Undistributed
                                in on Shares         Net              Net
                                of Beneficial      Realized       Investment
                                  Interest        Gain (Loss)    Income (Loss)
                                -------------    ------------    -------------
Mid-Cap Value Fund ...........      $ 800         $       --       $    (800)
Worldwide Strategies Fund ....         --           (171,263)        171,263

12.   PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX) (UNAUDITED)

      The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004, (the Trust will be filing an updated Form N-PX on August 30, 2005 as of June 30, 2005) free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

13.   FORM N-Q INFORMATION (UNAUDITED)

      The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

      For the fiscal year ended June 30, 2005, for federal income tax purposes, 100% of the ordinary income dividends earned by the Mid-Cap Value Fund and 57% of the ordinary income dividends earned by the Worldwide Strategies Fund qualify for the dividends received deduction for corporate shareholders.

      Effective for the fiscal year ended June 30, 2005, each Fund hereby designates 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]

To the Board of Trustees of Phoenix Equity Trust and Shareholders of Phoenix Mid-Cap Value Fund
Phoenix Worldwide Strategies Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Mid-Cap Value Fund (formerly FMI Sasco Contrarian Value Fund) and Phoenix Worldwide Strategies Fund (formerly Phoenix-Aberdeen Worldwide Opportunities Fund), constituting Phoenix Equity Trust (hereafter referred to as the "Trust") at June 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

 PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
August 19, 2005

PHOENIX EQUITY TRUST
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX WORLDWIDE STRATEGIES FUND (THE "FUND")
JUNE 30, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's Investment Advisory and Subadvisory Agreements. In approving these agreements, the Board primarily considers, with respect to the Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Fund.

INVESTMENT ADVISORY AGREEMENT

      The Board approved an amendment to the fee schedule of the Investment Advisory Agreement at an in person meeting held on May 18, 2005. The Board noted the detailed memorandum provided by Board independent counsel in advance of the meeting focusing on responsibilities of the Independent Trustees when approving Investment Advisory and Subadvisory Agreements. Investment adviser personnel then provided an overview for the Board including the reason for the proposed amendment to the fee schedule, the proposed subadviser changes, background regarding the proposed portfolio manager and prior performance of assets managed by the new subadvisers in a similar strategy to the Fund's proposed strategy. The adviser then reviewed with the Board an extensive questionnaire prepared by the adviser concerning a number of issues including its investment philosophy, supervisory resources and compliance structure. Adviser personnel then provided additional detail focusing on the nature, extent and quality of services to be provided by the adviser, cost of services and profitability to the adviser, the possible economies of scale that would be realized due to fund growth, whether fee levels reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds, among other things.

      With respect to the nature and quality of the services provided, the Board noted that the adviser regularly reviews with the Board information comparing the performance of the Fund with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which the Fund invests, the allocation of the Fund's brokerage commissions, including any allocations to affiliates and the adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board also noted the qualifications of key personnel of the adviser that would continue to work with the Fund.

      The Board also considered the reasons associated with the adviser's requested fee increase which is to afford the adviser the ability to hire quality subadvisers, which is intended to lead to better performance, increased asset growth and, ultimately, lower expenses for shareholders. The Board also considered the adviser's agreement to contractually waive fees by 0.10% beginning on the date shareholder approval of the fee increase is received and ending on September 30, 2006. The Board also considered the impact of the proposed change in investment advisory fee rates on the Fund's Net Expense ratio both before and after any waivers or reimbursements. In addition, the Board considered the below average investment performance of the Fund based on comparisons with applicable indices, and, therefore, the need for the adviser to retain better subadvisers for the Fund.

      The Board also noted that a major component of profitability of the adviser would be the difference between the amount the adviser would collect from the Fund and what would be paid to the subadvisers. With respect to the overall fairness of the new advisory fees, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fees and total expenses with its respective peer group and the fact that the proposed new fee was below the median of advisory fees for comparable funds. They further noted that the total expenses of the Fund were also within acceptable ranges. The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders, including any fee waivers by the adviser and/or its affiliates.

      The Board concluded that the Adviser possessed the fundamental resources necessary to continue to serve as adviser to the Fund. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable to serve as adviser.

SUBADVISORY AGREEMENTS

      The Board approved the new Subadvisory Agreements between the adviser and Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers, Inc. ("New Star") at an in person meeting held on May 18, 2005. Personnel for Acadian and New Star then provided an overview for the Board including the Fund's investment objective and strategy, the proposed portfolio managers to the Fund and prior performance of assets managed in a similar strategy to the Fund's strategy. Acadian and New Star commented on an extensive questionnaire concerning a number of issues including information on investment philosophy, resources and compliance structure that had been provided prior to the meeting, and they reviewed with the Board detailed information including the nature, extent and quality of services to be provided and investment performance. The Board also reviewed information compiled by management as of December 31, 2004, which showed that a hypothetical portfolio with 50% of the assets advised by Acadian and 50% of the assets advised by New Star would have been very highly ranked for one, five and ten years. With respect to quality of services provided, the Board noted the qualifications of key personnel at Acadian and New Star that would work with the Fund.

      With respect to the overall fairness of the Subadvisory Agreements, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's new management fee and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and

PHOENIX EQUITY TRUST
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX WORLDWIDE STRATEGIES FUND (THE "FUND")
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

whether those would be passed along to the Fund's shareholders, but they noted that the economies would most likely be generated at the Fund level and not necessarily at the subadviser level. The Board also reviewed the rate of the investment advisory fees that would be paid by the adviser (and not the Fund) under the Subadvisory Agreements, and the fact that the starting fee tier for Acadian to be paid by the adviser is much lower than many of the other funds advised by Acadian. Likewise, the fees to be paid by the adviser to New Star are reasonably aligned with other portfolios managed in a similar style by New Star. Further, the Board considered the fact that the only impact of the proposed changes in subadvisory fee rates on the Fund's net expense ratio (both before and after any waivers or reimbursements) would be the increased fee paid to the adviser.

      The Board also considered that the Subadvisory Agreement with Engemann Asset Management with respect to the Fund's investments in U.S. equities would remain in place. The Board considered that the terms of the new Subadvisory Agreements would not differ from the terms of the previous Subadvisory Agreement with Aberdeen Asset Management, Inc. ("Aberdeen"). The Board also considered the below average investment performance of the Fund with Aberdeen as its subadviser.

      Following deliberations, the Board concluded that Acadian and New Star possessed the fundamental resources necessary to act as subadvisers to the Fund. The Board also concluded, based upon a review of the financial statements provided by Acadian and New Star, that they were sufficiently capitalized to remain economically viable during the coming year.

EACH INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT

      The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the change in the fee schedule to the Investment Advisory Agreement and the new Subadvisory Agreements. It concluded that the compensation under the agreements is fair and reasonable in light of the services, expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

      In connection with their deliberations, the Independent Trustees met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

                         RESULTS OF SHAREHOLDER MEETING
                                  JUNE 22, 2005
                                   (UNAUDITED)

      The Executive Committee of the Boards of Trustees for Phoenix Worldwide Strategies Fund (the "Fund") has approved, and recommended approval by the Board of Trustees at its next meeting and by shareholders at a Special Meeting of Shareholders held on June 22, 2005, the following proposals:
            1. Amend the management fee schedules of the Fund's Investment Advisory Agreement with Phoenix Investment Counsel, Inc. ("PIC").
            2. Approve new subadvisory agreements between PIC and Acadian Asset Management, Inc. ("Acadian") and PIC and New Star Institutional Managers, Inc. ("New Star") to subadvise the Fund.
            3. Approve a proposal to permit PIC to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.(a)

      NUMBER OF VOTES:

                                                  For       Against     Abstain
                                              ----------   ---------   ---------
1. Amend management fee schedule ..........   45,303,295   5,608,625   3,840,440

                                                  For       Against     Abstain
                                              ----------   ---------   ---------
2. Approve new subadvisory agreements .....   54,086,998   4,466,419   4,033,003

(a) Voting for proposal 3 was adjourned for further consideration.

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                      INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS            LENGTH OF      OVERSEEN BY                         DURING PAST 5 YEARS AND
     AND DATE OF BIRTH         TIME SERVED       TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway               Served since        52         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC      1993.                          Trustee/Director, Realty Foundation of New York (1972-present),
101 Park Avenue                                               Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
New York, NY 10178                                            University (Director/Trustee Emeritus) (2003-present), Greater New
DOB: 8/2/29                                                   York Councils, Boy Scouts of America (1985-present), The Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                              Biddle Property Corp. (1989-present), Colgate University (Trustee
                                                              Emeritus) (2004-present). Trustee/Director, Phoenix Funds Complex
                                                              (1982-present). Director/Trustee, The Harlem Youth Development
                                                              Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                              Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                              Consolidated Edison Company of New York, Inc. (1970-2002),
                                                              Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                              Insurance Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                              BlackRock Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                              (1990-2000), Accuhealth (1994-2002), Pace University (1978-2003),
                                                              New York Housing Partnership Development Corp. (Chairman)
                                                              (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
--------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne            Served since        52         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court         1993.
Elmore, GLOS, GL2 3NT
U.K.
DOB: 9/8/29
--------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Served since        50         Retired. Trustee, Phoenix Funds Family (1989-present). Trustee,
7721 Blue Heron Way            2004.                          Scudder Investments (55 portfolios) (1986-present). Director,
West Palm Beach, FL 33412                                     Coutts & Co. Trust Holdings Limited (1991-2000), Coutts & Co.
DOB: 3/28/30                                                  Group (1991-2000) and Coutts & Co. International (USA) (private banking) (1991-2000). Director, Vinters International Company,
                                                              Inc.(1989-1992).
--------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries            Served since        52         Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902       1995.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
--------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.               Served since        50         Partner, Stonington Partners, Inc. (private equity fund) since
Stonington Partners, Inc.      1993.                          2001. Director/Trustee, Evergreen Funds (six portfolios). Trustee,
736 Market Street, Ste. 1430                                  Phoenix Funds Family (1980-present). Director, Divesapak
Chattanooga, TN 37402                                         (2002-present), Obaji Medical Products Company (2002-present).
DOB: 2/14/39                                                  Director, Lincoln Educational Services (2002-2004). Chairman (1998
                                                              to 2000) and Chief Executive Officer (1995-1998), Carson Products
                                                              Company (cosmetics).
--------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Served since        52         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of          2001.                          (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                      (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
--------------------------------------------------------------------------------------------------------------------------------

                                                      INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS            LENGTH OF      OVERSEEN BY                         DURING PAST 5 YEARS AND
     AND DATE OF BIRTH         TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris              Served since        52         Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road                 1995.                          Director, W.H. Reaves and Company (2004-present). Vice President,
Colts Neck, NJ 07722                                          W.H. Reaves and Company (investment management) (1993-2003).
DOB: 5/26/28
--------------------------------------------------------------------------------------------------------------------------------
James M. Oates                 Served since        50         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
c/o Northeast Investment       1993.                          Markets, Inc.) (financial services) (1997-present). Managing
Management, Inc.                                              Director Wydown Group (consulting firm) (1994-present).
150 Federal Street                                            Director, Investors Financial Service Corporation (1995-present),
Suite 1000                                                    Investors Bank & Trust Corporation (1995-present), Stifel
Boston, MA 02110                                              Financial (1996-present), Connecticut River Bancorp
DOB: 5/31/46                                                  (1998-present), Connecticut River Bank (1999-present), Trust
                                                              Company of New Hampshire (2002-present). Chairman, Emerson
                                                              Investment Management, Inc. (2000-present). Director/Trustee,
                                                              John Hancock Trust (2004-present), AIB Govett Funds (1991-2000)
                                                              and Command Systems, Inc. (1998-2000), Phoenix Investment
                                                              Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com,
                                                              Plymouth Rubber Co. (1995-2003). Director and Treasurer,
                                                              Endowment for Health, Inc. (2000-2004). Trustee / Director
                                                              Phoenix Funds Family (1987-present).
--------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans               Served since        50         Retired. President, Romans & Company (private investors and
39 S. Sheridan Road            2004.                          financial consultants) (1987-2005). Trustee/Director, Phoenix
Lake Forest, IL 60045                                         Funds Family (1985-present). Trustee, Burnham Investors Trust (5
DOB: 4/22/31                                                  portfolios) (1967-2003).
--------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson            Served since        50         Managing Director, Northway Management Company (1998-present).
Northway Management            1993.                          Trustee/ Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
--------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck       Served since        50         Director, Banco Urquijo (Chairman)(1998-present).
Nederpolder, 7                 2002.                          Trustee/Director, Phoenix Funds Family (2002-present). Director
B-9000 Gent, Belgium                                          EASDAQ (Chairman)(2001-present), The J.P. Morgan Fleming
DOB: 7/30/42                                                  Continental European Investment Trust (1998-present), Groupe
                                                              SNEF(1998- present), Degussa Antwerpen N.V.(1998-present),
                                                              Santens N.V.(1999-present) Managing Director, Almanij N.V.
                                                              (1992-2003); Director, KBC Bank and Insurance Holding Company
                                                              (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                              (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                              Investco N.V. (1992-2003), Gevaert N.V. (1992- 2003), Fidea N.V.
                                                              (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992- 2003),
                                                              Dutch Chamber of Commerce for Belgium and Luxemburg, Phoenix
                                                              Investment Partners, Ltd. (1995-2001).
--------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.         Served since        50         Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street          1995.                          (1996- present), WWF, Inc. (2000-present). President, The Trust
Essex, CT 06426                                               for America's Health (non-profit) (2001-present).
DOB: 5/16/31                                                  Trustee/Director, Phoenix Funds Family (1995- present). Director,
                                                              UST, Inc. (1995-2004), HPSC Inc. (1995-2004).
--------------------------------------------------------------------------------------------------------------------------------

                               INTRESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

--------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
       NAME, ADDRESS            LENGTH OF      OVERSEEN BY                         DURING PAST 5 YEARS AND
       DATE OF BIRTH           TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
* Marilyn E. LaMarche          Served since        50         Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC      2002.                          (1997-present). Trustee/Director, Phoenix Funds Family
  30 Rockefeller Plaza,                                       (2002-present). Director, The Phoenix Companies, Inc. (2001-2005)
  59th Floor                                                  and Phoenix Life Insurance Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34

--------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin         Served since        72         Director, PXRE Corporation (Delaware) (1985-present), World Trust
  DOB: 10/23/46                1993.                          Fund (1991-present). Director/Trustee, Phoenix Funds Complex
                                                              (1989-present). Management Consultant (2002-2004), Chairman
                               Chairman                       (1997-2002), Chief Executive Officer (1995-2002), Director
                                                              (1995-2002) and Vice Chairman (1995-1997), Phoenix Investment
                                                              Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                              Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                              Vice President, Investments (1987-2002), Phoenix Life Insurance
                                                              Company. Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                              Investment Counsel, Inc. Director (1982-2002) and President
                                                              (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                              President, Phoenix/Zweig Advisers LLC (2001- 2002). Director
                                                              (2001-2002) and President (April 2002-September 2002), Phoenix
                                                              Investment Management Company. Director and Executive Vice
                                                              President, Phoenix Life and Annuity Company (1996-2002). Director
                                                              (1995-2000) and Executive Vice President (1994-2002) and Chief
                                                              Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                              Director, Phoenix National Trust Holding Company (2001-2002).
                                                              Director (1985-2002) and Vice President (1986-2002) and Executive
                                                              Vice President (2002-2002), PM Holdings, Inc. Director, WS
                                                              Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                              President (1993-1994), WS Griffith Securities, Inc.
--------------------------------------------------------------------------------------------------------------------------------

* Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                          OFFICERS OF THE FUND WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                        POSITION(S) HELD WITH
NAME, ADDRESS AND         TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH              TIME SERVED                                        DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci      President since 2004.          Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                         (wealth management) (since 2003). President and Chief Executive
                                                     Officer, Phoenix Investment Partners, Ltd. (since 2003). President, certain Funds within  the Phoenix Fund Complex (2004-present),
                                                     President and Chief Executive Officer of North American investment operations, Pioneer Investment Management USA, Inc. (2001-2003).
                                                     President of Private Wealth Management Group (2000-2001), Executive
                                                     Vice President of Distribution and Marketing for U.S. institutional services business (1998-2000) Fidelity Investments.
----------------------------------------------------------------------------------------------------------------------------
George R. Aylward     Executive Vice President       Senior Vice President and Chief Operating Officer, Asset Management,
DOB: 8/17/64          since 2004.                    The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                     (2004-present). Executive Vice President, certain Funds within the
                                                     Phoenix Funds Complex (2004-present). Vice President, Phoenix Life
                                                     Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                     Inc. (2001-2004). Vice President, Finance, Phoenix Investment Partners,
                                                     Ltd. (2001-2002). Assistant Controller, Phoenix Investment Partners,
                                                     Ltd. (1996-2002).
----------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman    Senior Vice President          Vice President, Chief Administrative Officer (2003-present), Senior
DOB: 7/27/62          since 2004.                    Vice President, Chief Administrative Officer, Private Client Group
                                                     (1999-2003), Phoenix Investment Partners, Ltd. Senior Vice President,
                                                     Phoenix Fund Family (2004-present).
----------------------------------------------------------------------------------------------------------------------------
Marc Baltuch          Vice President and             Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present);
900 Third Avenue      Chief Compliance Officer       Vice President and Compliance Officer, certain Funds in the Phoenix
New York, NY 10022    since 2004.                    Fund Complex; Vice President, The Zweig Total Return Fund, Inc.
DOB: 9/23/45                                         (2004-present); Vice President, The Zweig Fund, Inc. (2004-present);
                                                     President and Director of Watermark Securities, Inc. (1991-present);
                                                     Assistant Secretary of Gotham Advisors Inc. (1990-present); Secretary,
                                                     Phoenix-Zweig Trust (1989-2003); Secretary, Phoenix-Euclid Market
                                                     Neutral Fund (1999-2002).
----------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss      Chief Financial Officer and    Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
DOB: 11/24/52         Treasurer since 1996.          Financial Officer and Treasurer or Assistant Treasurer, certain Funds within the Phoenix Fund Complex (1994-present). Vice President, Fund
                                                     Accounting (1994-2000), Treasurer (1996-2000), Assistant Treasurer
                                                     (2001-2003), Phoenix Equity Planning Corporation.
----------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr         Vice President, Chief Legal    Vice President and Counsel, Phoenix Life Insurance Company (May 2005-
One American Row      Officer, Counsel and           present). Vice President, Counsel, Chief Legal Officer and Secretary of
Hartford, CT 06102    Secretary since 2005.          certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/3/54                                          Compliance Officer of Investments and Counsel, Travelers Life & Annuity
                                                     Company (January 2005-May 2005). Assistant General Counsel, The
                                                     Hartford Financial Services Group (1999-2005).
----------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST

101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                                     INVESTMENT ADVISER
E. Virgil Conway                                                             Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                                          56 Prospect Street
S. Leland Dill                                                               Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                                             PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                                          Phoenix Equity Planning Corporation
Philip R. McLoughlin                                                         One American Row
Geraldine M. McNamara                                                        Hartford, CT 06102-5056
Everett L. Morris
James M. Oates                                                               TRANSFER AGENT
Donald B. Romans                                                             Phoenix Equity Planning Corporation
Richard E. Segerson                                                          One American Row
Ferdinand L. J. Verdonck                                                     Hartford, CT 06102-5056
Lowell P. Weicker, Jr.
                                                                             CUSTODIANS
OFFICERS                                                                     Brown Brothers Harriman & Co.
Daniel T. Geraci, President                                                  40 Water Street
George R. Aylward, Executive Vice President                                  Boston, MA 02109
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer                    State Street Bank and Trust Company
Nancy G. Curtiss, Chief Financial Officer and Treasurer                      P.O. Box 5501
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary    Boston, MA 02206-5501

-------------------------------------------------------------------------    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
IMPORTANT NOTICE TO SHAREHOLDERS                                             PricewaterhouseCoopers LLP
The Securities and Exchange Commission has modified mailing regulations      125 High Street
for semiannual and annual shareholder fund reports to allow mutual fund      Boston, MA 02110
companies to send a single copy of these reports to shareholders who
share the same mailing address. If you would like additional copies,         HOW TO CONTACT US
please call Mutual Fund Services at 1-800-243-1574.                          Mutual Fund Services                   1-800-243-1574
-------------------------------------------------------------------------    Advisor Consulting Group               1-800-243-4361
                                                                             Telephone Orders                       1-800-367-5877
                                                                             Text Telephone                         1-800-243-1926
                                                                             Web site                             PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP758                                                                      8-05


ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Funds has determined that E. Virgil Conway possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway is "independent" trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $27,520 for 2004 and $38,500 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,400 for 2004 and $11,050 for 2005.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005

     (e)(1)    Disclose  the  audit   committee's   pre-approval   policies  and
               procedures  described  in  paragraph   (c)(7)  of  Rule  2-01  of
               Regulation S-X.

               The Phoenix Equity Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

               The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.


     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                        (b)  Not applicable for 2004 and not applicable for 2005

                        (c)  100% for 2004 and 100% for 2005

                        (d)  Not applicable for 2004 and not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $386,478 for 2004 and $1,845,949 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES
                ------------------------------------------------

         The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS
------------------------------

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS
--------------------

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3.   The  Committee  shall  consider the integrity and character of the proposed
     nominee,  and  the  proposed  nominee's   compatibility  with  the  current
     Trustees.

4.   The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS
------------------------------------

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES
-------------------------------------------------------

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)    Certifications pursuant to Rule  30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications pursuant  to Rule 30a-2(b)  under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Trust
            ----------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------------
                           George R. Aylward
                           Executive Vice President
                           (principal executive officer)

Date              September 2, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------------
                           George R. Aylward
                           Executive Vice President
                           (principal executive officer)

Date              September 2, 2005
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         ---------------------------------------------------
                           Nancy G. Curtiss
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date              September 2, 2005
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.